Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (18,462)	$ (11,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,307	2,491
Bad debt expense	250
Paid-in-kind interest	1,660	1,626
Amortization of debt issuance costs	2,694	2,656
Incentive and stock-based compensation	805	752
Deferred income taxes	1,744	1,744
Other gains	90	4
Changes in assets and liabilities:
Accounts receivable	3,391	(3,166)
Other assets	(759)	(189)
Trade accounts payable	(2,085)	15,087
Accrued liabilities	(8,317)	(15,063)
Interest payable	(2,168)	(1,545)
Other liabilities	(53)	307
Net cash used in operating activities	(19,903)	(6,317)
Cash flows from investing activities:
Capital expenditures	(273)	(603)
Net cash used in investing activities	(273)	(603)
Cash flows from financing activities:
Payment of debt issue costs	(750)
Revolver borrowings	10,000
Revolver repayments	(10,000)
Redeemable common stock purchased from ESOP Trust	(934)	(1,975)
Redeemable common stock sold to ESOP Trust	934	1,129
Net cash used in financing activities	(750)	(846)
Net decrease in cash and cash equivalents	(20,926)	(7,766)
Cash and cash equivalents at beginning of period	25,613	27,227
Cash and cash equivalents at end of period	4,687	19,461
Supplemental disclosure of cash flow information:
Cash paid for interest	16,746	16,164
Cash paid for taxes
Non-cash investing and financing activities:
Paid-in-kind notes issued	$ 3,298	$ 3,234